Summary of Significant Accounting Policies - Reclassifications of Accumulated Other Comprehensive Loss Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Unrealized holding (loss) gain on securities available for sale during the year, Pre-tax	$ (1,262)	$ 11,743	$ (12,120)
Unrealized holding (loss) gain on securities available for sale during the year, Tax	516	(4,796)	4,950
Unrealized holding (loss) gain on securities available for sale during the year, After-tax	(746)	6,947	(7,170)
Reclassification adjustment for net gain included in net income, Pre-tax	(1,468)	(50)	(3,500)
Reclassification adjustment for net gain included in net income, Tax	600	20	1,429
Reclassification adjustment for net gain included in net income, After-tax	(868)	(30)	(2,071)
Net unrealized (loss) gain on securities available for sale, Pre-tax	(2,730)	11,693	(15,620)
Net unrealized (loss) gain on securities available for sale, Tax	1,116	(4,776)	6,379
Net unrealized gain (loss) on securities available for sale, After-tax	$ (1,614)	$ 6,917	$ (9,241)